Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Dividend income	$ 167.3		$ 209.1	$ 207.1
Other income (1)	49.8	[1]	4.9	9.0
Total revenues	2,835.5		2,592.6	2,531.9
Expenses
General, administrative and corporate expenses	(410.9)		(521.6)	(491.7)
Other expenses	(10.8)		(1.7)	(2.7)
(Loss) from operations before income taxes	(31.5)		(218.8)	(156.0)
Income tax (expense)/benefit	(8.6)		(22.9)	10.2
Net (loss)	(40.1)		(241.7)	(145.8)
Proportion due to non-controlling interest	0.0		1.2	(1.0)
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	(40.1)		(240.5)	(146.8)
Other Comprehensive Income:
Change in unrealized gains on investments	102.3		151.3	(76.5)
Other comprehensive income/(loss), net of tax	93.0		130.5	(66.0)
Total comprehensive income/(loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	52.9		(110.0)	(212.8)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings of subsidiaries and other investments, equity method	(92.1)		(415.1)	(371.3)
Dividend income	141.5		270.0	340.3
Net realized and unrealized investment gains/(losses)	2.5		2.6	(5.1)
Total revenues	51.9		(142.5)	(36.1)
Expenses
General, administrative and corporate expenses	(74.6)		(70.2)	(83.8)
Interest expense	(14.3)		(25.7)	(25.9)
Other expenses	(3.1)		(3.3)	0.0
(Loss) from operations before income taxes	(40.1)		(241.7)	(145.8)
Income tax (expense)/benefit	0.0		0.0	0.0
Net (loss)	(40.1)		(241.7)	(145.8)
Proportion due to non-controlling interest	0.0		1.2	(1.0)
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	(40.1)		(240.5)	(146.8)
Other Comprehensive Income:
Change in unrealized gains on investments	102.3		151.3	(76.5)
Net change from current period hedged transactions	0.3		4.0	(1.8)
Change in foreign currency translation adjustment	(9.6)		(24.8)	12.3
Other comprehensive income/(loss), net of tax	93.0		130.5	(66.0)
Total comprehensive income/(loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	$ 52.9		$ (110.0)	$ (212.8)

[1]	2020 includes the gain on sale of our renewal rights on our surety insurance book of business to a third party, totaling $43.1 million.